UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2005

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):[  ]  is a restatement.
						[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management LLC
Address:	5100 Poplar Avenue, Suite 512
		Memphis, TN  38137

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:				William P. Wells
Title:			President
Phone:			901-763-4001
Signature, 			Place, 				Date of Signing:
William P. Wells	Memphis, Tennessee		11/04/2005

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	1
Form 13F Information Table Entry Total:	60
Form 13F Information Table Value Total:	231101

List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.

FORM 13F INFORMATION TABLE				VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/PRN AMT
SH/PRN	PUT/CALL	INVSTMT DSCRETN	OTHER MNGRS	SOLE	SHARED	NONE
Adastra Minerals Inc Common 006515100 22 19000SH Sole 19000 0
Asiapharm Group Ltd Common G06219102 4911 12758000SH Sole 12758000 0
Asiapharm Group Ltd Common G06219102 829 2155000SH Other 01 0 2155000
Bank Of America Corp Common 060505104 210 5000SH Sole 5000 0
Chaoda Modern Agric Common G2046Q107 16917 44520140SH Sole 44520140 0
Chaoda Modern Agric Common G2046Q107 2991 7871650SH Other 01 0 7871650
Chevrontexaco Common 166764100 336 5200SH Sole 5200 0
China Green Holdings Common G2107G105 57 250000SH Sole 250000 0
Cia Brasileira De Petro Common P25687115 2069 175500SH Sole 175500 0
Cia Brasileira De Petro Common	P25687115 313 26600SH Other 01 0 26600
Daqing Petroleum Andchemi Common G2656D107 5966	124300000SH Sole 124300000 0
Daqing Petroleum Andchemi Common G2656D107 1034	21560000SH Other 01 0 21560000
Dnb Nor Asa Common R1812S105 4680 452400SH Sole 452400 0
Dnb Nor Asa Common R1812S105 802 77600SH Other 01 0 77600
Eiker Sparebank Asa Common R1984E108 613 15485SH Sole 15485 0
Eiker Sparebank Asa Common R1984E108 95	2400SH Other 01 0 2400
Exxon Mobil Corporation Common 30231G102 489 7707SH Sole 7707 0
Freeport-Mcmoran Copper & Preferred D 35671D865 235 63100SH Sole 63100 0
General Electric Common	369604103 213 6355SH Sole 6355 0
Gwangju Shinsegae Common Y29649103  391	2850SH Sole 2850 0
Gwangju Shinsegae Common Y29649103 192 1400SH Other 01 0 1400
Heng Tai Consumablesgroup Common G44035106 4205	30040000SH Sole 30040000 0
Heng Tai Consumablesgroup Common G44035106 701 5008010SH Other 01 0 5008010
Icici Bk Ltd Sponsored ADR 45104G104 370 13100SH Sole 13100 0
Intrawest Corporation Sponsored ADR 460915200 12425 455140SH Sole 455140 0
Intrawest Corporation Sponsored ADR 460915200 2332 85426SH Other 01 0 85426
Melhus Sparebank Common	R4416Y106 219 7769SH Sole 7769 0
Melhus Sparebank Common	R4416Y106 45 1631SH Other 01 0 1631
Murphy Oil Corp Common 626717102 398 8000SH Sole  8000 0
People S Food Holdings Common G7000R108 8148 12517600SH Sole 12517600 0
People S Food Holdings Common G7000R108 1415 2175000SH Other 01 0 2175000
Petrochina Sponsored ADR 71646E104 35061 420550SH Sole 420550 0
Petrochina Sponsored ADR 71646E104 6294	75500SH Other 01 0 75500
Petrokazahstan Inc Sponsored ADR 71649P102 16179 297257SH Sole 297257	0
Petrokazahstan Inc Sponsored ADR 71649P102 2802	51492SH Other 01 0 51492
S1 Corporation Common Y75435100 13895 287710SH Sole 287710 0
S1 Corporation Common Y75435100 2550 52800SH Other 01 0	52800
Sandnes Sparebank Common R74676108 339 11164SH Sole 11164 0
Sandnes Sparebank Common R74676108 16 533SH Other 01 0 533
Sinolink Worldwide  Hldgs Common G8165B102 27165 125186800SH Sole 125186800 0
Sinolink Worldwide  Hldgs Common G8165B102 4806	22150000SH Other 01 0 22150000
Sparebanken Midt Norge Common R82401101 471 8500SH Sole 8500 0
Sparebanken Nord Norge Common R8288N106 1772 92124SH Sole 92124	0
Sparebanken Nord Norge Common R8288N106 126 6600SH Other 01 0 6600
Sparebanken Pluss Common R82993107 315 8700SH Sole 8700	0
Sparebanken Vest Common	R8323C107 207 7100SH Sole 7100 0
Swisscom Sponsored ADR 871013108 671 20500SH Sole 20500	0
Swisscom Sponsored ADR 871013108 163 5000SH Other 01 0 5000
Tenon Ltd Common Q8983K127 3587	1231928SH Sole 1231928	0
Tenon Ltd Common Q8983K127 406 139500SH Other 01 0 139500
Tim Participacoes Sponsored ADR	88706P106 26796	1442200SH Sole 1442200	0
Tim Participacoes Sponsored ADR	88706P106 4728 254500SH Other 01 0 254500
Tim Participacoes Preferred B P91536204 721 360526250SH Sole 360526250	0
Tim Participacoes Preferred B P91536204 28 14421050SH Other 01 0 14421050
Totens Sparebank Common	R92151100 1334	44650SH Sole 44650 0
Totens Sparebank Common	R92151100 206 6900SH Other 01 0	6900
United Food Holdings Common G9232V105 2956 23822300SH Sole 23822300 0
United Food Holdings Common G9232V105 553 4457900SH Other 01 0 4457900
Wah Sang Gas Common G9419C128 2815 34338000SH Sole 34338000 0
Wah Sang Gas Common G9419C128 516 6300000SH Other 01 0 6300000
        			231101